Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	129,523,206.04	9,553
Principal Payments	5,729,094.92	169
Defaulted Receivables	476,508.14	30
Repurchased Accounts	0.00	0
Pool Balance at 12/31/22	123,317,602.98	9,354

Pool Statistics	$ Amount	# of Accounts
Pool Factor	16.57%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	9,990,309.96	635
Past Due 61-90 days	2,997,416.13	181
Past Due 91-120 days	480,844.97	31
Past Due 121+ days	0.00	0
Total	13,468,571.06	847

Total 31+ Delinquent as % Ending Pool Balance	10.92%
Total 61+ Delinquent as % Ending Pool Balance	2.82%
Delinquency Trigger Occurred	NO

Recoveries	229,678.39
Aggregate Net Losses/(Gains) - December 2022	246,829.75
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	2.29%
Prior Net Losses/(Gains) Ratio	1.69%
Second Prior Net Losses/(Gains) Ratio	3.08%
Third Prior Net Losses/(Gains) Ratio	1.41%
Four Month Average	2.12%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	3.05%

Overcollateralization Target Amount	15,414,700.37
Actual Overcollateralization	15,414,700.37
Weighted Average Contract Rate	8.79%
Weighted Average Remaining Term	31.82

Flow of Funds	$ Amount
Collections	6,899,658.39
Investment Earnings on Cash Accounts	13,102.53
Servicing Fee	(134,920.01)
Transfer to Collection Account	0.00
Available Funds	6,777,840.91

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	0.00
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	47,419.57
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	5,429,902.67
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	1,155,303.08

Total Distributions of Available Funds	6,777,840.91

Servicing Fee	134,920.01
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 12/15/22	113,332,805.28
Principal Paid	5,429,902.67
Note Balance @ 01/17/23	107,902,902.61

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2a
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2b
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class B
Note Balance @ 12/15/22	26,222,805.28
Principal Paid	5,429,902.67
Note Balance @ 01/17/23	20,792,902.61
Note Factor @ 01/17/23	34.9108506%

Class C
Note Balance @ 12/15/22	37,970,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	37,970,000.00
Note Factor @ 01/17/23	100.0000000%

Class D
Note Balance @ 12/15/22	32,390,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	32,390,000.00
Note Factor @ 01/17/23	100.0000000%

Class E
Note Balance @ 12/15/22	16,750,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	16,750,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	192,635.16
Total Principal Paid	5,429,902.67
Total Paid	5,622,537.83

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.34000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	2.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class B
Coupon	2.17000%
Interest Paid	47,419.57
Principal Paid	5,429,902.67
Total Paid to B Holders	5,477,322.24

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2797652
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	7.8858817
Total Distribution Amount	8.1656469

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

B Interest Distribution Amount	0.7961647
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	91.1669354
Total B Distribution Amount	91.9631001

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	3,721,910.51
Investment Earnings	12,372.04
Investment Earnings Paid	(12,372.04)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,844,630.72	$1,648,061.73	$3,566,485.94
Number of Extensions	123	114	221
Ratio of extensions to Beginning of Period Receivables Balance	1.42%	1.21%	2.48%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.